Commitments, Operating Lease Commitments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	$ 82,729
Undiscounted operating lease payments to be paid	273,837
Less Than One Year [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	54,815
Undiscounted operating lease payments to be paid	170,986
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	11,339
Undiscounted operating lease payments to be paid	90,911
Two to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	16,575
Undiscounted operating lease payments to be paid	$ 11,940